Leases - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Beginning balance	$ 292,193	$ 348,163
Additions	93,773	994
Amortization	(80,689)	(56,964)
Ending balance	$ 305,277	$ 292,193